Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Accrued payroll	$969	$1,109
Accrued interest	12,473	10,543
Accrued expenses	19,452	24,465

Total	$32,894	$36,117